RELATED PARTY TRANSACTIONS AND BALANCES - Significant amounts due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transactions and balances
Due from related parties		$ 8,848
Related Party
Related party transactions and balances
Due from related parties	$ 1,455
Related Party | Huandian Technology
Related party transactions and balances
Due from related parties	1,006
Related Party | Enbowei
Related party transactions and balances
Due from related parties	369
Related Party | Others
Related party transactions and balances
Due from related parties	$ 79